Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-term debt [Abstract]
Long-term debt
2024 2023
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 $ 99,395 $ 99,374
Series G - 4.19 % debentures due June 24, 2024 - 499,821
Series H - 2.95 % debentures due October 21, 2027 398,936 398,582
Series I - 4.94 % debentures due May 24, 2031 497,252 -
Term

loans
285,707 786,397
1,281,290 1,784,174
Less current portion (285,707) (499,821)
Total $ 995,583 $ 1,284,353
The table below represents currently scheduled maturities of long-term debt:
2025 2026 2027 2028 2029 Thereafter Total
$ 285,707 - 398,936 - - 596,647 $ 1,281,290